Restricted Cash (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 1,267,777	$ 904,465	$ 385,040
Euro
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	119,218	206,312	216,123
Australian Dollar
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	15,988	77,563	10,548
United States Dollar
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 1,132,571	$ 620,590	$ 158,369